DEBT TO RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Oct. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Oct. 31, 2015	May 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Interest expense							$ 2,687	$ 2,706	$ 4,171
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate		7.27%					7.70%	7.27%	7.05%
Debt instrument, principal		$ 24,977					$ 22,097	$ 24,977
Debt instrument, accrued interest		$ 12,612					$ 8,835	$ 12,612
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate		3.50%					3.50%	3.50%	3.50%
Board of Directors [Member]
Debt Instrument [Line Items]
Additional interest				$ 1,159
Loan from related party [Member]
Debt Instrument [Line Items]
Debt instrument, principal		$ 1,300					$ 200	$ 1,300
Debt instrument, accrued interest		$ 109					168	109
Interest expense							$ 59	$ 109
Proceeds from related party debt			$ 2,000
Interest rate			7.00%
Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement						26.00%
Debt conversion, price per share					$ 0.75	$ 1.50
Convertible Note Payable [Member] | Majority Shareholder [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				7.00%		6.00%
Convertible Note Payable [Member] | Majority Shareholder [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				3.00%		2.00%
Convertible Note Payable [Member] | Board of Directors [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jun. 30, 2020	Jan. 01, 2019			Jan. 01, 2018
Convertible Note Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount						$ 37,000